DIVIDENDS PAID AND PROPOSED - Non-controlling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Dividends [line items]
Dividends paid to non-controlling interests	$ 67	$ 83	$ 45
VIP Kazakhstan Holding AG
Dividends [line items]
Dividends paid to non-controlling interests	67	61	30
VIP Kyrgyzstan Holding AG
Dividends [line items]
Dividends paid to non-controlling interests	0	5	0
TNS Plus LLP
Dividends [line items]
Dividends paid to non-controlling interests	$ 0	$ 17	$ 15